Financial risk and capital management - Capital Management (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Abstract]
Net interest-bearing debt adjusted, including lease liabilities (ND1)	$ 9,221	$ (5,040)
Net interest-bearing debt adjusted (ND2)	5,711	(8,610)
Capital employed adjusted, including lease liabilities (CE1)	51,601	43,460
Capital employed adjusted (CE2)	$ 48,091	$ 39,890
Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	17.90%	(11.60%)
Net debt to capital employed adjusted (ND2/CE2)	11.90%	(21.60%)